Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Repurchase Of Shares

Date Trading	2011 and 2012	Number of	Average Price of	Total Cost	Repurchase
Plan Initiated	Purchase Period	Shares Repurchased	Shares Repurchased	(in millions)	Authorization Year
12/15/2010	01/01/11-02/22/11 (1)	406,290	$ 36.59	$ 14.8	2007
03/15/2011	03/16/11-04/27/11	123,539	$ 32.02	4.0	2011
09/15/2011	09/16/11-10/07/11	354,551	$ 28.20	10.0	2011
12/14/2011	12/16/11-02/16/12 (2)	257,329	$ 29.06	7.5	2011

(1)

The above table only reflects the 2011 activity under this Rule 10b5-1 trading plan. In 2010, 110,300 shares were repurchased under this Rule 10b5-1 trading plan for a total cost of $4.2 million. Total shares repurchased in 2010 and 2011 under this Rule 10b5-1 trading plan are 516,590 shares at an average price of $36.94 for a total cost of $19.0 million.

(2)	Through December 31, 2011, 73,018 shares were repurchased at an average price of $28.90 for a total cost of $2.1 million.

Schedule Of Authorized And Unissued Common Shares Reserved

Reserve Name	Shares Reserved
2007 Long-Term Incentive Plan	4,164,209
2007 Employee Share Purchase Plan	555,793
Argonaut Group historical stock compensation plans	421,639
PXRE historical stock compensation plans	12,691

Total	5,154,332